Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

	2021		2020		2021	2020
	U.S. Denominated Facilities				Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US$	—	US$	—	$1,333	$—
U.S. Real Estate Credit Facility		704		704	890	896
	US$	704	US$	704	$2,223	$896

Long-Term Debt
Senior Credit Facility	US$	118,000	US$	74,650	$149,206	$95,041
Canadian Real Estate Credit Facility		—		—	17,667	—
U.S. Real Estate Credit Facility		9,093		9,797	11,498	12,474
Unsecured Senior Notes:
7.75% senior notes due 2023		—		285,734	—	363,782
5.25% senior notes due 2024		—		263,205	—	335,099
7.125% senior notes due 2026		347,765		347,765	439,735	442,757
6.875% senior notes due 2029		400,000		—	505,784	—
	US$	874,858	US$	981,151	1,123,890	1,249,153
Less net unamortized debt issue costs					(17,096)	(12,943)
					$1,106,794	$1,236,210

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2019	$—	$1,445,127	$—	$—	$(17,946)	$1,427,181
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(240,793)	—	—	—	(240,793)
Repayment of long-term debt	(37,243)	—	—	(76)	—	(37,319)
Proceeds from Senior Credit Facility	137,255	—	—	—	—	137,255
Proceeds from Real Estate Credit Facility	—	—	—	13,811	—	13,811
Payment of debt issue costs	—	—	—	—	(354)	(354)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(43,814)	—	—	—	(43,814)
Amortization of debt issue costs	—	—	—	—	5,350	5,350
Foreign exchange adjustment	(4,971)	(18,882)	—	(365)	7	(24,211)
Balance December 31, 2020	$95,041	$1,141,638	$—	$13,370	$(12,943)	$1,237,106
Current	—	—	—	896	—	896
Long-term	95,041	1,141,638	—	12,474	(12,943)	1,236,210
Balance December 31, 202 0	$95,041	$1,141,638	$—	$13,370	$(12,943)	$1,237,106
Changes from financing cash flows:
Proceeds from unsecured senior notes	—	482,064	—	—	—	482,064
Proceeds from Senior Credit Facility	194,277	—	—	—	—	194,277
Proceeds from Real Estate Credit Facility	—	—	20,000	—	—	20,000
Repayment of unsecured senior notes	—	(676,058)	—	—	—	(676,058)
Repayment of Senior Credit Facility	(146,930)	—	—	—	—	(146,930)
Repayment of Real Estate Credit Facility	—	—	(1,000)	(883)	—	(1,883)
Payment of debt issue costs	—	—	—	—	(9,450)	(9,450)
Non-cash changes:
Loss on redemption / repurchase of unsecured senior notes	—	9,520	—	—	—	9,520
Amortization of debt issue costs	—	—	—	—	8,720	8,720
Original issue discount	—	3,628	—	—	(3,427)	201
Foreign exchange adjustment	6,818	(15,273)	—	(99)	4	(8,550)
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017
Current	—	—	1,333	890	—	2,223
Long-term	149,206	945,519	17,667	11,498	(17,096)	1,106,794
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017

Long-Term Debt Obligations	Precision’s current and long-term debt obligations at December 31, 2021 will mature as follows:

2022	$2,223
2023	2,223
2024	2,223
2025	160,257
Thereafter	959,187
$1,126,113

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants
At December 31, 2021, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facilities and unsecured senior notes.

	Covenant	At December 31, 2021
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA (1)	≤ 2.50	0.97
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.00	2.83

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.00	2.83

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	2.06

(1)	For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.